Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and equivalents	$ 51,026		$ 45,261
Trade receivables less allowances of $19,028 and $6,405, respectively	285,151		266,555
Other receivables, net	65,109		66,804
Inventories	220,041		238,279
Prepaid expenses	40,814		43,177
Other current assets	18,335		44,597
Total current assets	680,476		704,673
Property, plant and equipment, net	395,299		369,687
Investments and other assets, net	81,528		132,233
Trademarks	426,085		449,085
Goodwill	18,095		176,584
Other intangible assets, net	96,279		105,697
Total assets	1,697,762		1,937,959
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	65,008	[1]	16,774	[1]
Accounts payable	274,624		251,572
Accrued liabilities	140,700		114,979
Total current liabilities	480,332		383,325
Long-term debt, net of current portion	540,517		555,705
Accrued pension and other employee benefits	75,144		76,903
Deferred gain - sale of shipping fleet	20,204		34,553
Deferred tax liabilities	111,628		43,248
Other liabilities	99,535		44,155
Total liabilities	1,327,360		1,137,889
Commitments and contingencies	0		0
Shareholders' equity:
Common stock, $.01 par value (46,317,433 and 45,777,760 shares outstanding, respectively)	463		458
Capital surplus	834,560		827,001
Accumulated deficit	(424,096)		(19,079)
Accumulated other comprehensive loss	(40,525)		(8,310)
Total shareholders' equity	370,402		800,070
Total liabilities and shareholders' equity	$ 1,697,762		$ 1,937,959

[1]	Credit facilities and other subsidiary debt may be traded on the secondary loan market, and the fair value of the Term Loan is based on either the last available trading price, if recent, or trading prices of comparable debt (Level 3). See also Note 12 for discussion of fair value.